Shareholders’ Deficit (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 27, 2024	Jul. 17, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 05, 2025	Nov. 12, 2024
Class of Stock [Line Items]
Common stock shares authorized			1,000,000,000			1,000,000,000
Common stock par value			$ 0.0001			$ 0.0001
Common stock shares issued			1			1	0
Common stock, shares outstanding			1			1
Number of shares authorized			100,000			100,000
Equity based compensation and dividends amount			$ 0
Willow Lane Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			0		0	0
Preferred stock, shares outstanding			0		0	0
Issuance of Class C Units				$ 25,000	$ 25,000
Share conversion description					(i) the total number of all Class A Ordinary Shares outstanding upon the completion of the Initial Public Offering (including any Class A Ordinary Shares issued pursuant to the exercises of the Over-Allotment Option and excluding the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants), plus (ii) all Class A Ordinary Shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any warrants issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of Working Capital Loans) minus (iii) any redemptions of Class A Ordinary Shares by Public Shareholders in connection with an initial Business Combination; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.	(i) the total number of all Class A Ordinary Shares outstanding upon the completion of the Initial Public Offering (including any Class A Ordinary Shares issued pursuant to the exercises of the Over-Allotment Option and excluding the Class A Ordinary Shares issuable upon exercise of the Private Placement Warrants), plus (ii) all Class A Ordinary Shares and equity-linked securities issued or deemed issued, in connection with the closing of the initial Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial Business Combination and any warrants issued to our Sponsor or any of its affiliates or to our officers or directors upon conversion of Working Capital Loans) minus (iii) any redemptions of Public Shares by Public Shareholders in connection with an initial Business Combination; provided that such conversion of Founder Shares will never occur on a less than one-for-one basis.
Voting rights description					Holders of record of the Class A Ordinary Shares and Class B Ordinary Shares are entitled to one vote for each Ordinary Share held on all matters to be voted on by shareholders. Unless specified in the Amended and Restated Charter or as required by the Companies Act or stock exchange rules, an ordinary resolution under Cayman Islands law and the Amended and Restated Charter, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company is generally required to approve any matter voted on by the Company’s shareholders. Approval of certain actions requires a special resolution under Cayman Islands law, which (except as specified below) requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting, and pursuant to the Amended and Restated Charter, such actions include amending the Amended and Restated Charter and approving a statutory merger or consolidation with another company. There is no cumulative voting with respect to the appointment of directors, meaning, following the Company’s initial Business Combination, the holders of more than 50% of the Ordinary Shares voted for the appointment of directors can elect all of the directors. Only holders of the Class B Ordinary Shares (i) have the right to vote on the appointment and removal of directors prior to the consummation of the initial Business Combination and (ii) are entitled to vote on continuing the Company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents or to adopt new constitutional documents, in each case, as a result of approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). Holders of the Class A Ordinary Shares are not entitled to vote on these matters during such time. These provisions of the Amended and Restated Charted may only be amended if approved by a special resolution passed by the affirmative vote of at least 90% (or, where such amendment is proposed in respect of the consummation of the initial Business Combination, two-thirds) of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company.	Holders of record of the Ordinary Shares are entitled to one vote for each Ordinary Share held on all matters to be voted on by shareholders. Unless specified in the Amended and Restated Articles or as required by the Companies Act (As Revised) of the Cayman Islands or stock exchange rules, an ordinary resolution under Cayman Islands law and the Amended and Restated Articles, which requires the affirmative vote of at least a majority of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company is generally required to approve any matter voted on by the Company’s shareholders. Approval of certain actions requires a special resolution under Cayman Islands law, which (except as specified below) requires the affirmative vote of at least two-thirds of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting, and pursuant to the Amended and Restated Articles, such actions include amending the Amended and Restated Articles and approving a statutory merger or consolidation with another company. There is no cumulative voting with respect to the appointment of directors, meaning, following the initial Business Combination, the holders of more than 50% of the Ordinary Shares voted for the appointment of directors can elect all of the directors. Prior to the consummation of the initial Business Combination, only holders of the Class B Ordinary Shares (i) have the right to vote on the appointment and removal of directors and (ii) are entitled to vote on continuing the Company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend the constitutional documents or to adopt new constitutional documents, in each case, as a result of approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). Holders of Class A Ordinary Shares are not entitled to vote on these matters during such time. These provisions of the Amended and Restated Articles may only be amended if approved by a special resolution passed by the affirmative vote of at least 90% (or, where such amendment is proposed in respect of the consummation of the initial Business Combination, two-thirds) of the votes cast by such shareholders as, being entitled to do so, vote in person or, where proxies are allowed, by proxy at the applicable general meeting of the Company.
Warrants outstanding			11,470,722		11,470,722	11,470,722
Willow Lane Acquisition Corp [Member] | Warrant [Member]
Class of Stock [Line Items]
Share price			$ 0.01		$ 0.01	$ 0.01
Willow Lane Acquisition Corp [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			6,325,000		6,325,000	6,325,000
Willow Lane Acquisition Corp [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			5,145,722		5,145,722	5,145,722
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized			500,000,000		500,000,000	500,000,000
Common stock par value			$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued			0		0	0
Common stock, shares outstanding			0		0	0
Subject to possible redemption, shares			12,650,000		12,650,000	12,650,000
Share price	$ 12.00							$ 12.00
Exercise price of warrants			$ 18.00		$ 18.00	$ 18.00
Willow Lane Acquisition Corp [Member] | Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Share price			$ 11.50		$ 11.50	$ 11.50
Willow Lane Acquisition Corp [Member] | Common Class A [Member] | Sponsors [Member]
Class of Stock [Line Items]
Share price		$ 0.0001
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized			50,000,000		50,000,000	50,000,000
Common stock par value			$ 0.0001		$ 0.0001	$ 0.0001
Common stock shares issued			4,628,674		4,628,674	4,628,674
Common stock, shares outstanding			4,628,674		4,628,674	4,628,674
Issuance of Class C Units, shares	4,628,674
Share price	$ 0.005
Shares issuable upon conversion percentage			26.79%		25.70%	26.79%
Willow Lane Acquisition Corp [Member] | Common Class B [Member] | Sponsors [Member]
Class of Stock [Line Items]
Issuance of Class C Units, shares	264,424	4,364,250
Issuance of Class C Units	$ 25,000	$ 25,000
Sale of stock price per share		$ 0.006
Share price	$ 0.006	$ 0.006